Variable Interest Entities And Non-Controlling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Joint_Ventures	Dec. 31, 2011 Joint_Ventures	Dec. 31, 2009 Location	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Percentage of Profits and Cash Flows Receivable from the Joint Ventures after Partners' Priority Returns and Return of Partners' Capital	50.00%	50.00%
Number of joint venture	2	1
Consolidated variable interest entities, assets	$ 22.9	$ 14.0		$ 15.4
Consolidated variable interest entities, cash	2.0	2.1		1.3
Consolidated variable interest entities, real estate inventories	17.1	8.7		10.9
Consolidated variable interest entities, liabilities	1.2	1.3		0.8
Company's interest in the consolidated variable interest entities		3.1		3.1
Member's interest in the consolidated variable interest entities		9.6		11.6
Remaining purchase price of land	44.9	47.4
Reduction in real estate inventories-not owned and the related non-controlling interest for remaining purchase price of lots under land banking arrangements			27.7
Reduction in real estate inventories-not owned and liabilities from inventories-not owned for remaining purchase price of lots under land banking arrangements			9.3
Number of Lots under Option			51
Valuation adjustment to the non controlling interest	$ 1.6
Minimum [Member]
Noncontrolling Interest [Line Items]
Non-refundable deposit	15.00%	15.00%
Maximum [Member]
Noncontrolling Interest [Line Items]
Non-refundable deposit	25.00%	25.00%